INVESTMENTS - China Eastern Airlines Limited (Details) - China Eastern Airline - CNY (¥) ¥ / shares in Units, ¥ in Millions, shares in Millions	1 Months Ended	3 Months Ended
	Apr. 30, 2016	Jun. 30, 2016
Investment transaction disclosures
Number of shares held	466
Purchase of shares, cost of share aggregate	¥ 3,000
Percentage of equity interest purchased aggregate	3.00%
Closing stock price (in dollars per share)		¥ 6.61
Fair value of available-for-sale investment		¥ 3,100
Increase in fair value of the investment credited to other comprehensive income		¥ 79